Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geneva SMID Cap Growth Fund | Geneva SMID Cap Growth Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	14.72%	19.92%	(24.73%)